Other payables - Derivatives foreign currency forwards (Details) € in Thousands	Dec. 31, 2022 EUR (€)
EUR
Derivatives
Foreign currency swaps EUR - NIS	€ 542
Foreign currency swaps EUR - AUD	379
NIS
Derivatives
Foreign currency swaps EUR - NIS	2,000
Foreign currency swaps EUR - AUD	€ 600